AB Corporate Income Shares

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.9%
Industrial – 53.7%
Basic – 1.9%
Glencore Funding LLC 5.186%, 04/01/2030(a)	$188	$193,488
6.375%, 10/06/2030(a)	1,009	1,088,206
Newmont Corp./Newcrest Finance Pty Ltd. 5.35%, 03/15/2034	1,131	1,177,609
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	830	905,895

		3,365,198

Capital Goods – 6.9%
Boeing Co. (The) 2.70%, 02/01/2027	1,131	1,117,123
5.04%, 05/01/2027	751	758,878
6.259%, 05/01/2027	842	863,530
Caterpillar Financial Services Corp. 3.70%, 01/10/2028	704	703,930
GE Capital Funding LLC 4.55%, 05/15/2032	1,263	1,274,026
General Electric Co. Series G 6.875%, 01/10/2039	607	712,199
Northrop Grumman Corp. 3.25%, 01/15/2028	1,116	1,102,452
4.60%, 02/01/2029	230	233,737
Parker-Hannifin Corp. 3.25%, 06/14/2029	520	506,584
4.25%, 09/15/2027	452	454,549
4.50%, 09/15/2029	1,016	1,029,919
Republic Services, Inc. 4.875%, 04/01/2029	725	743,161
RTX Corp. 4.125%, 11/16/2028	182	182,832
4.45%, 11/16/2038	839	787,997
5.15%, 02/27/2033	1,081	1,117,419
5.75%, 01/15/2029	258	270,402

		11,858,738

Communications - Media – 3.3%
Meta Platforms, Inc. 4.65%, 08/15/2062	1,398	1,112,235
5.55%, 08/15/2064	1,206	1,104,479
5.75%, 05/15/2063	72	68,312
5.75%, 11/15/2065	515	486,922
Paramount Global 5.90%, 10/15/2040	310	264,724
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	722	830,387
Time Warner Cable LLC 5.50%, 09/01/2041	326	285,697
6.55%, 05/01/2037	360	364,000
6.75%, 06/15/2039	1,165	1,167,912

		5,684,668

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.3%
AT&T, Inc. 6.55%, 01/15/2028	$100	$103,872
TELUS Corp. 7.00%, 10/15/2055	381	398,450

		502,322

Consumer Cyclical - Automotive – 5.3%
American Honda Finance Corp. 4.90%, 03/12/2027	849	858,526
Series G 4.50%, 09/04/2030	644	646,299
Ford Motor Co. 3.25%, 02/12/2032	1,509	1,343,991
Ford Motor Credit Co. LLC 5.869%, 10/31/2035(b)	555	552,003
5.918%, 03/20/2028	254	260,487
6.05%, 03/05/2031	293	302,610
6.532%, 03/19/2032	358	377,382
General Motors Co. 4.20%, 10/01/2027	696	697,218
General Motors Financial Co., Inc. 2.40%, 04/10/2028	84	81,047
5.00%, 07/15/2027	451	456,850
5.35%, 07/15/2027	250	254,390
5.40%, 05/08/2027	1,113	1,131,008
5.45%, 01/08/2036	121	121,461
Hyundai Capital America 5.40%, 06/24/2031(a)	660	683,549
Lear Corp. 3.80%, 09/15/2027	787	783,553
Toyota Motor Credit Corp. Series B 4.20%, 01/10/2031	617	615,624

		9,165,998

Consumer Cyclical - Entertainment – 0.1%
Polaris, Inc. 5.60%, 03/01/2031	198	201,055

Consumer Cyclical - Other – 0.9%
Flutter Treasury DAC 5.875%, 06/04/2031(a)	311	316,169
Sekisui House US, Inc. 6.00%, 01/15/2043	1,324	1,247,565

		1,563,734

Consumer Cyclical - Restaurants – 0.5%
McDonald’s Corp. 2.125%, 03/01/2030	50	46,250
Starbucks Corp. 4.50%, 05/15/2028	834	842,749

		888,999

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 1.1%
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)	$432	$436,648
Ralph Lauren Corp. 5.00%, 06/15/2032	822	846,249
Ross Stores, Inc. 4.70%, 04/15/2027	160	160,565
4.80%, 04/15/2030	115	116,619
Walmart, Inc. 5.625%, 04/15/2041	277	292,928

		1,853,009

Consumer Non-Cyclical – 10.0%
Altria Group, Inc. 2.45%, 02/04/2032	1,726	1,528,649
Archer-Daniels-Midland Co. 2.90%, 03/01/2032	1,473	1,353,952
3.25%, 03/27/2030	121	116,839
Baxter International, Inc. 1.915%, 02/01/2027	523	512,205
Becton Dickinson & Co. 3.70%, 06/06/2027	717	714,770
4.693%, 02/13/2028	1,107	1,122,155
Cargill, Inc. 4.125%, 10/23/2030(a)	649	645,093
CVS Health Corp. 3.625%, 04/01/2027	181	180,175
Eli Lilly & Co. 5.10%, 02/09/2064	845	775,127
General Mills, Inc. 4.20%, 04/17/2028	538	539,668
HCA, Inc. 3.125%, 03/15/2027	1,142	1,131,288
5.00%, 03/01/2028	1,102	1,122,398
5.20%, 06/01/2028	283	289,928
Kellanova 2.10%, 06/01/2030	588	538,943
3.40%, 11/15/2027	339	336,559
4.30%, 05/15/2028	393	395,983
Kenvue, Inc. 5.05%, 03/22/2053	956	874,606
Kraft Heinz Foods Co. 3.875%, 05/15/2027	864	861,486
Mars, Inc. 4.60%, 03/01/2028(a)	316	320,133
Medtronic Global Holdings SCA 4.25%, 03/30/2028	476	479,651
Merck & Co., Inc. 5.70%, 12/04/2065	355	349,735
Philip Morris International, Inc. 5.125%, 02/13/2031	368	380,670
5.25%, 02/13/2034	875	902,624
5.375%, 02/15/2033	777	807,956
6.375%, 05/16/2038	86	95,339
Roche Holdings, Inc. 4.075%, 12/02/2030(a)	889	886,182

		17,262,114

	Principal Amount (000)	U.S. $ Value

Energy – 10.9%
Cenovus Energy, Inc. 4.65%, 03/20/2031	$175	$174,795
5.40%, 03/20/2036	183	182,640
Colonial Enterprises, Inc. 3.25%, 05/15/2030(a)	1,304	1,227,129
5.627%, 11/15/2035(a)	489	492,047
ConocoPhillips Co. 5.30%, 05/15/2053	866	809,831
5.65%, 01/15/2065	720	697,126
Continental Resources, Inc./OK 4.375%, 01/15/2028	673	673,747
4.90%, 06/01/2044	624	504,660
Energy Transfer LP 4.55%, 01/15/2031	352	351,683
EOG Resources, Inc. 4.95%, 04/15/2050	1,326	1,187,274
5.65%, 12/01/2054	367	361,025
EQT Corp. 3.90%, 10/01/2027	1,135	1,130,982
5.70%, 04/01/2028	596	614,577
ONEOK Partners LP 6.65%, 10/01/2036	645	705,791
ONEOK, Inc. 4.00%, 07/13/2027	512	511,703
5.625%, 01/15/2028(a)	1,092	1,114,189
Pioneer Natural Resources Co. 1.90%, 08/15/2030	627	568,940
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)	257	243,130
5.875%, 07/17/2064(a)	545	517,578
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (a)	1,139	1,137,713
Targa Resources Corp. 5.55%, 08/15/2035	545	558,298
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)	784	742,370
TotalEnergies Capital SA 5.425%, 09/10/2064	985	927,023
5.638%, 04/05/2064	1,128	1,099,755
Var Energi ASA 8.00%, 11/15/2032(a)	978	1,120,788
Williams Cos., Inc. (The) 3.75%, 06/15/2027	287	286,294
5.65%, 03/15/2033	503	526,133
Woodside Finance Ltd. 5.40%, 05/19/2030	123	126,547
6.00%, 05/19/2035	319	331,849

		18,925,617

	Principal Amount (000)	U.S. $ Value

Services – 3.3%
Amazon.com, Inc. 5.45%, 11/20/2055	$1,164	$1,133,154
Booking Holdings, Inc. 3.55%, 03/15/2028	1,214	1,203,766
Expedia Group, Inc. 3.80%, 02/15/2028	1,142	1,136,141
Mastercard, Inc. 2.95%, 06/01/2029	656	636,235
Moody’s Corp. 3.25%, 01/15/2028	1,219	1,203,653
S&P Global, Inc. 4.25%, 05/01/2029	450	452,556

		5,765,505

Technology – 8.6%
Alphabet, Inc. 2.25%, 08/15/2060	909	463,090
4.70%, 11/15/2035	113	112,440
5.25%, 05/15/2055	252	240,000
5.30%, 05/15/2065	1,183	1,105,099
5.45%, 11/15/2055	200	195,348
5.70%, 11/15/2075	200	196,204
Analog Devices, Inc. 1.70%, 10/01/2028	1,368	1,293,512
2.10%, 10/01/2031	805	715,371
Applied Materials, Inc. 3.30%, 04/01/2027	794	790,141
Autodesk, Inc. 3.50%, 06/15/2027	1,190	1,182,705
Broadcom, Inc. 4.20%, 10/15/2030	494	492,459
4.55%, 02/15/2032	613	612,608
4.80%, 04/15/2028	727	741,213
Foundry JV Holdco LLC 5.90%, 01/25/2033(a)	919	964,215
6.15%, 01/25/2032(a)	244	260,036
International Business Machines Corp. 4.00%, 02/03/2029	604	604,447
Jabil, Inc. 4.25%, 05/15/2027	1,188	1,191,303
Lam Research Corp. 4.00%, 03/15/2029	1,128	1,128,406
Oracle Corp. 3.25%, 11/15/2027	48	47,066
6.10%, 09/26/2065	638	555,953
6.125%, 07/08/2039	301	296,937
6.125%, 08/03/2065	955	833,180
6.50%, 04/15/2038	925	946,238

		14,967,971

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	744	749,893

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(a)	$370	$284,848

		93,039,669

Financial Institutions – 31.0%
Banking – 21.6%
Ally Financial, Inc. 5.543%, 01/17/2031	729	745,789
6.992%, 06/13/2029	126	132,873
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034	200	232,520
Banco Santander SA 5.565%, 01/17/2030	600	624,534
6.921%, 08/08/2033	1,000	1,103,910
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	327	339,864
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)	663	661,681
Barclays PLC 6.224%, 05/09/2034	2,188	2,346,346
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.875%, 09/13/2034(a)	330	329,967
BPCE SA 4.76%, 01/13/2032(a)	882	881,321
5.417%, 01/13/2037(a)	882	879,134
CaixaBank SA 4.885%, 07/03/2031(a)	600	608,544
6.84%, 09/13/2034(a)	390	434,706
Capital One Financial Corp. 4.722%, 01/30/2032	328	328,052
Citigroup, Inc. 3.52%, 10/27/2028	553	548,543
4.45%, 09/29/2027	261	262,733
4.503%, 09/11/2031	571	571,451
4.643%, 05/07/2028	1,194	1,203,110
4.658%, 05/24/2028	356	358,905
6.174%, 05/25/2034	516	547,048
6.625%, 02/15/2031(c)	301	306,243
Series X 3.875%, 02/18/2026(c)	344	343,573
Citizens Bank NA/Providence RI 4.192%, 01/29/2029	262	262,396
Cooperatieve Rabobank UA/NY 4.16%, 01/14/2031	529	527,149
Credit Agricole SA 4.656%, 01/12/2032(a)	321	321,161
5.222%, 05/27/2031(a)	969	994,591
Danske Bank A/S 4.613%, 10/02/2030(a)	1,017	1,024,383
5.705%, 03/01/2030(a)	443	460,414

	Principal Amount (000)	U.S. $ Value

Deutsche Bank AG/New York NY 3.729%, 01/14/2032	$1,503	$1,424,649
5.373%, 01/10/2029	150	153,192
7.079%, 02/10/2034	683	750,528
HSBC Holdings PLC 4.619%, 11/06/2031	504	505,845
5.24%, 05/13/2031	837	861,382
5.733%, 05/17/2032	1,092	1,147,998
7.399%, 11/13/2034	734	834,397
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)	911	799,557
7.778%, 06/20/2054(a)	935	1,128,517
JPMorgan Chase & Co. 4.323%, 04/26/2028	516	518,100
5.193%, 02/05/2037	604	601,904
Morgan Stanley 4.238%, 01/09/2030	398	399,254
4.994%, 04/12/2029	669	681,162
Series I 4.133%, 10/18/2029	540	539,401
Morgan Stanley Bank NA 5.016%, 01/12/2029	1,074	1,094,256
5.504%, 05/26/2028	1,123	1,144,494
Morgan Stanley Private Bank NA 4.213%, 02/08/2030	484	483,850
National Bank of Canada 4.166%, 01/20/2029	302	302,631
Societe Generale SA 5.439%, 10/03/2036(a)	896	898,150
7.367%, 01/10/2053(a)	894	973,968
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (c)	400	396,304
Synchrony Bank 5.625%, 08/23/2027	339	345,383
Synchrony Financial 3.95%, 12/01/2027	376	374,210
Toronto-Dominion Bank (The) 5.146%, 09/10/2034	381	387,496
UBS Group AG 2.746%, 02/11/2033(a)	854	765,073
7.125%, 08/10/2034(a) (c)	365	373,548
9.25%, 11/13/2028(a) (c)	273	298,332
Series .14A 6.625%, 01/08/2031(a) (c)	240	241,382
UniCredit SpA 5.459%, 06/30/2035(a)	1,206	1,231,085
7.296%, 04/02/2034(a)	200	214,400
Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)	235	235,658

		37,487,047

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)	595	592,341

	Principal Amount (000)	U.S. $ Value

Financial Services – 0.1%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)	$126	$125,893

Insurance – 2.6%
Allstate Corp. (The) Series B 7.051% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(d)	712	713,324
Athene Global Funding 2.673%, 06/07/2031(a)	201	180,158
4.721%, 10/08/2029(a)	708	710,096
5.033%, 07/17/2030(a)	164	165,443
5.38%, 01/07/2030(a)	321	328,235
Cigna Group (The) 7.875%, 05/15/2027	53	55,479
Hartford Insurance Group, Inc. (The) Series ICON 6.238% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (d)	741	704,032
MetLife, Inc. Series D 5.875%, 03/15/2028(c)	170	172,900
New York Life Global Funding 4.05%, 02/02/2029(a)	695	695,938
Principal Life Global Funding II 4.45%, 01/13/2031(a)	882	880,501

		4,606,106

REITs – 6.4%
Digital Realty Trust LP 3.60%, 07/01/2029	1,246	1,222,476
4.45%, 07/15/2028	594	598,550
ERP Operating LP 3.50%, 03/01/2028	545	540,335
Essex Portfolio LP 3.00%, 01/15/2030	732	696,081
4.00%, 03/01/2029	1,123	1,116,060
GLP Capital LP/GLP Financing II, Inc. 5.25%, 02/15/2033	431	431,806
5.30%, 01/15/2029	1,084	1,105,030
Healthpeak OP LLC 3.50%, 07/15/2029	1,160	1,131,139
Highwoods Realty LP 5.35%, 01/15/2033	164	164,526
Simon Property Group LP 2.65%, 02/01/2032	1,394	1,256,593
Ventas Realty LP 4.00%, 03/01/2028	855	854,487
Welltower OP LLC 2.05%, 01/15/2029	899	851,209
3.10%, 01/15/2030	1,098	1,052,729

		11,021,021

		53,832,408

	Principal Amount (000)	U.S. $ Value

Utility – 11.2%
Electric – 10.9%
AEP Transmission Co. LLC 5.15%, 04/01/2034	$505	$514,307
5.375%, 06/15/2035	333	342,264
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	187	175,453
Alexander Funding Trust II 7.467%, 07/31/2028(a)	640	681,171
American Electric Power Co., Inc. 6.95%, 12/15/2054	187	200,515
Series D 6.05%, 03/15/2056	789	783,430
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	1,298	1,406,850
Commonwealth Edison Co. 5.65%, 06/01/2054	762	755,089
DTE Electric Co. 5.85%, 05/15/2055	604	621,359
Edison International 5.75%, 06/15/2027	386	392,643
Enel Finance International NV 7.75%, 10/14/2052(a)	529	645,713
Engie Energia Chile SA 6.375%, 04/17/2034(a)	330	351,965
Entergy Arkansas LLC 4.95%, 01/15/2036	352	350,951
Entergy Corp. 6.10%, 06/15/2056	544	543,608
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	258,680
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)	1,520	1,474,476
Florida Power & Light Co. 5.60%, 02/15/2066	425	419,063
Niagara Mohawk Power Corp. 5.112%, 01/12/2036(a)	70	69,644
5.29%, 01/17/2034(a)	1,198	1,217,515
PacifiCorp 3.30%, 03/15/2051	1,132	726,959
5.50%, 05/15/2054	310	279,626
5.80%, 01/15/2055	250	235,505
PECO Energy Co. 5.25%, 09/15/2054	372	350,725
Progress Energy, Inc. 7.75%, 03/01/2031	1,012	1,158,447
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031	465	463,707
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	284,644
San Diego Gas & Electric Co. 5.40%, 04/15/2035	702	723,587
5.55%, 04/15/2054	866	840,626
Southern Co. (The) 5.113%, 08/01/2027(b)	1,140	1,157,499

	Principal Amount (000)	U.S. $ Value

Virginia Electric & Power Co. Series A 3.80%, 04/01/2028	$889	$886,591
Vistra Operations Co. LLC 4.70%, 01/31/2031(a)	528	527,182

		18,839,794

Natural Gas – 0.3%
Southern California Gas Co. 6.00%, 06/15/2055	581	594,979

		19,434,773

Total Corporates - Investment Grade (cost $164,916,667)		166,306,850

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031	562	488,153
5.20%, 05/15/2049	200	147,600

		635,753

Mexico – 0.3%
Mexico Government International Bond 4.75%, 03/08/2044	120	98,160
7.375%, 05/13/2055	347	372,678

		470,838

Total Governments - Sovereign Bonds (cost $1,231,058)		1,106,591

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.6%
Consumer Cyclical - Automotive – 0.2%
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(a)	302	302,773

Consumer Non-Cyclical – 0.4%
CVS Health Corp. 6.75%, 12/10/2054	44	45,727
7.00%, 03/10/2055	624	652,461

		698,188

Total Corporates - Non-Investment Grade (cost $974,440)		1,000,961

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047	112	92,136
7.69%, 01/23/2050	80	72,000

		164,136

	Principal Amount (000)	U.S. $ Value

Peru – 0.2%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	$250	$242,250

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)	277	211,489

Total Quasi-Sovereigns (cost $704,813)		617,875

Total Investments – 97.5% (cost $167,826,978)(e)		169,032,277
Other assets less liabilities – 2.5%		4,298,215

Net Assets – 100.0%		$173,330,492

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	196	March 2026	$22,564,500	$(164,144)
U.S. T-Note 10 Yr (CBT) Futures	90	March 2026	10,064,531	(60,383)
Sold Contracts
U.S. 10 Yr Ultra Futures	5	March 2026	570,781	681
U.S. T-Note 2 Yr (CBT) Futures	39	March 2026	8,131,195	5,135
U.S. T-Note 5 Yr (CBT) Futures	121	March 2026	13,180,492	50,705
U.S. Ultra Bond (CBT) Futures	15	March 2026	1,761,563	(209)

				$(168,215)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $37,863,751 or 21.8% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(e)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,390,796 and gross unrealized depreciation of investments was $(1,353,712), resulting in net unrealized appreciation of $1,037,084.

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$166,306,850	$—	$166,306,850
Governments - Sovereign Bonds	—	1,106,591	—	1,106,591
Corporates - Non-Investment Grade	—	1,000,961	—	1,000,961
Quasi-Sovereigns	—	617,875	—	617,875

Total Investments in Securities	—	169,032,277	—	169,032,277
Other Financial Instruments(a):
Assets:
Futures	56,521	—	—	56,521
Liabilities:
Futures	(224,736)	—	—	(224,736)

Total	$(168,215)	$169,032,277	$—	$168,864,062

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.